Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Summary of components of trade and other receivables
Components of trade and other receivables as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Notes receivable	21,237	16,937
Accounts receivable	665,556	679,496
Other receivables	47,638	41,051

Total	734,431	737,484